CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - EUR (€)	Common stock	Additional paid-in capital	Retained Earnings / Accumulated deficit	Other comprehensive income (loss)	Treasury stock	Total
Balance at Dec. 31, 2021	€ 4,389,000	€ 89,621,000	€ (39,439,000)	€ (3,589,000)	€ (928,000)	€ 50,054,000
Balance (in shares) at Dec. 31, 2021	33,466,136
Net loss			(2,933,000)			(2,933,058)
Translation adjustment				(596,000)		(596,000)
Stock-based compensation		2,103,000				2,103,000
Capital increase	€ 388,000	22,228,000				22,616,000
Capital increase (in shares)	3,444,789
Treasury stock disposition					31,000	31,000
Provision for retirement indemnities				282,000		282,000
Deferred tax for retirement indemnities				73,000		73,000
Balance (in shares) at Dec. 31, 2022	36,910,925
Balance at Dec. 31, 2022	€ 4,776,000	113,952,000	(42,372,000)	(3,829,000)	(897,000)	71,632,000
Net loss			(21,178,000)			(21,177,772)
Translation adjustment				(478,000)		(478,000)
Stock-based compensation		6,865,000				6,865,000
Capital increase	€ 74,000	90,000				164,000
Capital increase (in shares)	192,854
Treasury stock disposition					97,000	97,000
Provision for retirement indemnities				(141,000)		(141,000)
Deferred tax for retirement indemnities				(39,000)		(39,000)
Balance (in shares) at Dec. 31, 2023	37,103,779
Balance at Dec. 31, 2023	€ 4,851,000	120,908,000	(63,549,000)	(4,487,000)	(800,000)	56,922,000
Net loss			(19,018,000)			(19,017,804)
Translation adjustment				(495,000)		(495,000)
Stock-based compensation		3,283,000				3,283,000
Capital increase	€ 37,000	78,000				116,000
Capital increase (in shares)	288,307
Provision for retirement indemnities				68,000		68,000
Deferred tax for retirement indemnities				20,000		20,000
Balance (in shares) at Dec. 31, 2024	37,392,086
Balance at Dec. 31, 2024	€ 4,888,000	€ 124,269,000	€ (82,567,000)	€ (4,894,000)	€ (800,000)	€ 40,896,000